Summary of Significant Accounting Policies and Disclosures (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies and Disclosures [Abstract]
Fair Value Measurement and Financial Instruments
The estimated fair values of the Company’s financial instruments are as follows:

	June 30, 2026		December 31, 2025
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$388,599	$388,599	$273,876	$273,876
Time deposits	$110,450	$110,450	$199,100	$199,100
Restricted cash and other instruments	$149,990	$149,990	$164,120	$164,120
Derivative assets and other financial instruments	$22,954	$22,954	$5,234	$5,234
Due from related parties	$1,309	$1,309	$148	$148
Due to related parties	$(740)	$(740)	$(692)	$(692)
Credit facilities and financial liabilities, including current portion, net	$(671,764)	$(676,425)	$(689,142)	$(694,709)

Fair Value of Assets and Liabilities

	Fair Value Measurements as at June 30, 2026
	Total	Level I	Level II	Level III
Cash and cash equivalents	$388,599	$388,599	$-	$-
Time deposits	$110,450	$110,450	$-	$-
Restricted cash and other instruments	$149,990	$149,990	$-	$-
Derivative assets and other financial instruments	$22,954	$-	$22,954	$-
Due from related parties	$1,309	$1,309	$-	$-
Due to related parties	$(740)	$(740)	$-	$-
Credit facilities and financial liabilities, including current portion, net	$(676,425)	$-	$(676,425)	$-

	Fair Value Measurements as at December 31, 2025
	Total	Level I	Level II	Level III
Cash and cash equivalents	$273,876	$273,876	$-	$-
Time deposits	$199,100	$199,100	$-	$-
Restricted cash and other instruments	$164,120	$164,120	$-	$-
Derivative assets and other financial instruments	$5,234	$-	$5,234	$-
Due from related parties	$148	$148	$-	$-
Due to related parties	$(692)	$(692)	$-	$-
Credit facilities and financial liabilities, including current portion, net	$(694,709)	$-	$(694,709)	$-